Commitments And Contingencies - Disclosure of Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	$ 3,833	$ 3,251
Promissory note	10,033	17,695
Convertible debt	84,356	35,753
Total	98,222	$ 56,699
Carrying Value [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,833
Lease liability	334
Promissory note	10,033
Convertible debt	84,356
Firm commitments	0
Total	98,556
Contractual Cash Flow [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,833
Lease liability	366
Promissory note	10,292
Convertible debt	87,611
Firm commitments	436
Total	102,538
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,436
Lease liability	150
Promissory note	10,292
Convertible debt	87,611
Firm commitments	64
Total	101,553
1 - 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	397
Lease liability	216
Promissory note	0
Convertible debt	0
Firm commitments	284
Total	897
3 - 5 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	0
Promissory note	0
Convertible debt	0
Firm commitments	88
Total	88
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	0
Promissory note	0
Convertible debt	0
Firm commitments	0
Total	$ 0